Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	MARINA BIOTECH, INC.
Entity Central Index Key	0000737207
Entity Filer Category	Smaller Reporting Company